Trade accounts receivable - Composition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of composition of trade accounts receivable
Number of days for recognition of provision for uncollectible trade receivables	120 days
Related parties	$ 3,775	$ 6,389
Total trade accounts receivable	182,713	120,062
Cost/gross carrying amount
Disclosure of composition of trade accounts receivable
Trade receivables	181,084	115,291
Related parties	3,775	6,389
Total trade accounts receivable	184,859	121,680
Provision for inventory/trade receivables
Disclosure of composition of trade accounts receivable
Total trade accounts receivable	$ (2,146)	$ (1,618)